Share based payments - Option activity (Details)	9 Months Ended
Sep. 30, 2022 shares £ / shares
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	8,265,900
Granted (in shares) | shares	2,864,953
Exercised (in shares) | shares	(1,367,874)
Forfeited (in shares) | shares	(151,902)
Ending balance (in shares) | shares	9,611,077
Exercisable (in shares) | shares	4,104,198
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.02
Granted, weighted average exercise price (GBP per share) | £ / shares	0.08
Exercised, weighted average exercise price (GBP per share) | £ / shares	0.02
Forfeited, weighted average exercise price (GBP per share) | £ / shares	0.03
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.05
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.03
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	877,704
Ending balance (in shares) | shares	877,704
Exercisable (in shares) | shares	0
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0
Granted, weighted average exercise price (GBP per share) | £ / shares	0
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0